Administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other administrative expenses [Member]
Data Processing And Informatice	R$ (797,626)	R$ (779,453)	R$ (696,092)
Services expense	(424,819)	(269,172)	(286,294)
Advertising expense	(234,989)	(93,512)	(137,942)
Rental expense	(69,313)	(62,870)	(60,513)
Provision for Contingencies	(49,120)	(38,611)	(25,931)
Insurance expense	(13,131)	(25,620)	(15,870)
Other expenses	(180,058)	(192,111)	(271,842)
Administrative expenses	R$ (1,769,055)	R$ (1,461,348)	R$ (1,494,484)